Signifcant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Signifcant Accounting Policies [Abstract]
Schedule of functional currency

Translation from RMB to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2017	USD 1.00= RMB 6.5924	USD 1.00=RMB 6.7423
December 31, 2018	USD 1.00= RMB 6.8632	USD 1.00=RMB 6.6322
December 31, 2019	USD 1.00= RMB 6.9762	USD 1.00=RMB 6.8944

Translation from HKD to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2017	USD 1.00= HKD 7.8170	USD 1.00=HKD 7.7928
December 31, 2018	USD 1.00= HKD 7.8329	USD 1.00=HKD 7.8636
December 31, 2019	USD 1.00= HKD 7.7877	USD 1.00=HKD 7.8342

Schedule of value added tax
Period	Standard VAT rate in effect
April 1, 2019 - Current	13%
May 1, 2018 – March 31, 2019	16%
Earlier	17%